NOTE 5. SHAREHOLDER'S EQUITY (Details Narrative) (USD $)	3 Months Ended		6 Months Ended
	Sep. 30, 2013	Sep. 30, 2013	Sep. 30, 2013
Note 5. Shareholders Equity Details Narrative
Stock issued in exchange for services, shares		10,000,000
Stock issued in exchange for services, value		$ 1,000
Proceeds in additional paid in capital	$ 749	$ 749	$ 749
Common stock, par value	$ 0.0001	$ 0.0001	$ 0.0001
Common stock, shares authorized	100,000,000	100,000,000	100,000,000
Common stock, shares issued	10,000,000	10,000,000	10,000,000
Common stock, shares outstanding	10,000,000	10,000,000	10,000,000
Preferred stock, par value	$ 0.0001	$ 0.0001	$ 0.0001
Preferred stock, shares authorized	5,000,000	5,000,000	5,000,000
Preferred stock, issued	0	0	0
Preferred stock, outstanding	0	0	0